Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund), Class A)	0 Months Ended
Dec. 28, 2012
(Oppenheimer Capital Appreciation Fund) | Class A
Bar Chart Table:
Annual Return 2002	(26.26%)
Annual Return 2003	29.46%
Annual Return 2004	6.46%
Annual Return 2005	4.70%
Annual Return 2006	7.51%
Annual Return 2007	13.76%
Annual Return 2008	(45.90%)
Annual Return 2009	43.58%
Annual Return 2010	9.14%
Annual Return 2011	(1.57%)